UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2015

Item 1. Schedule of Investments.

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.7%
	COMMUNICATIONS – 4.1%
15,509	Comcast Corp. - Class A	$824,226
22,407	Tribune Media Co. - Class A*	1,319,548
		2,143,774
	CONSUMER DISCRETIONARY – 8.4%
17,521	Bed Bath & Beyond, Inc.*	1,310,045
57,149	H&R Block, Inc.	1,959,068
11,862	Ross Stores, Inc.	1,087,864
		4,356,977
	CONSUMER STAPLES – 14.1%
14,216	Core-Mark Holding Co., Inc.	947,923
37,934	CST Brands, Inc.	1,634,956
9,711	CVS Health Corp.	953,232
15,409	JM Smucker Co.	1,589,438
28,922	Mondelez International, Inc. - Class A	1,019,211
12,390	PepsiCo, Inc.	1,161,934
		7,306,694
	ENERGY – 9.4%
14,727	Carrizo Oil & Gas, Inc.*	664,188
10,873	Chevron Corp.	1,114,809
26,736	Delek U.S. Holdings, Inc.	824,806
34,592	Gulfport Energy Corp.*	1,331,446
6,299	Pioneer Natural Resources Co.	948,188
		4,883,437
	FINANCIALS – 25.6%
50,294	Allied World Assurance Co. Holdings A.G.	1,944,869
11,523	American Express Co.	929,791
19,973	American International Group, Inc.	976,081
11,229	Berkshire Hathaway, Inc. - Class B*	1,615,965
9,874	Capital One Financial Corp.	722,876
15,231	CIT Group, Inc.	667,422
5,990	Enstar Group Ltd.*	808,470
38,422	FNF Group	1,348,612
22,293	JPMorgan Chase & Co.	1,212,293
44,345	Loews Corp.	1,696,640
36,724	Northfield Bancorp, Inc.	528,826
20,402	U.S. Bancorp	855,048
		13,306,893
	HEALTH CARE – 9.8%
18,942	Gilead Sciences, Inc.*	1,985,690
8,299	Johnson & Johnson	831,062
14,853	Medtronic PLC	1,060,504

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
11,549	UnitedHealth Group, Inc.	$1,227,081
		5,104,337
	INDUSTRIALS – 14.7%
20,796	CSX Corp.	692,507
11,397	Emerson Electric Co.	648,945
17,939	Oshkosh Corp.	768,686
10,792	Raytheon Co.	1,079,740
22,299	TE Connectivity Ltd.	1,480,431
11,317	Union Pacific Corp.	1,326,465
6,865	W.W. Grainger, Inc.	1,619,041
		7,615,815
	MATERIALS – 2.1%
26,323	H.B. Fuller Co.	1,083,191

	TECHNOLOGY – 8.5%
33,363	CDW Corp.	1,143,016
39,998	Convergys Corp.	766,362
24,985	Microsoft Corp.	1,009,394
11,573	Motorola Solutions, Inc.	722,271
34,211	TeleTech Holdings, Inc.*	754,695
		4,395,738
	TOTAL COMMON STOCKS (Cost $40,585,044)	50,196,856

	SHORT-TERM INVESTMENTS – 3.6%
1,884,786	Fidelity Institutional Money Market Fund, 0.07%[1]	1,884,786

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,884,786)	1,884,786

	TOTAL INVESTMENTS – 100.3% (Cost $42,469,830)	52,081,642
	Liabilities in Excess of Other Assets – (0.3)%	(177,974)

	TOTAL NET ASSETS – 100.0%	$51,903,668

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 93.5%
	AUSTRIA – 2.3%
107,795	IMMOFINANZ A.G.*	$246,308
8,144	Vienna Insurance Group A.G. Wiener Versicherung Gruppe	345,639
		591,947
	BERMUDA – 1.4%
178,726	GP Investments Ltd.*	359,677

	BRAZIL – 8.0%
62,406	Banco ABC Brasil S.A.	263,969
66,703	BM&FBovespa S.A.	226,213
276,546	Brasil Brokers Participacoes S.A.	278,267
77,682	Duratex S.A.	215,100
188,270	MRV Engenharia e Participacoes S.A.	487,104
164,107	QGEP Participacoes S.A.	348,604
34,957	Sonae Sierra Brasil S.A.	202,579
		2,021,836
	BRITISH VIRGIN – 1.2%
382,866	Symphony International Holdings Ltd.	310,121

	CHILE – 0.9%
112,297	Quinenco S.A.	230,415

	CHINA – 2.4%
518,000	China Communications Services Corp. Ltd. - Class H	233,265
743,924	China Lesso Group Holdings Ltd.	363,570
		596,835
	HONG KONG – 16.6%
929,133	Asian Citrus Holdings Ltd.*	99,478
102,626	China Cord Blood Corp.*	479,263
902,513	Dah Chong Hong Holdings Ltd.	528,494
324,731	Digital China Holdings Ltd.	305,919
1,634,426	Emperor Entertainment Hotel Ltd.	385,821
1,325,598	Emperor International Holdings Ltd.	300,403
808,439	Far East Consortium International Ltd.	317,992
138,316	NetDragon Websoft, Inc.	241,169
6,175,776	REXLot Holdings Ltd.	482,285
704,412	VST Holdings Ltd.	224,309
427,000	WH Group Ltd.*1	242,354
152,720	Yue Yuen Industrial Holdings Ltd.	568,344
		4,175,831
	INDONESIA – 2.5%
736,108	Bank Danamon Indonesia Tbk P.T.	255,040

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDONESIA (Continued)
17,380,392	Panin Financial Tbk P.T.*	$372,193
		627,233
	JAPAN – 0.6%
10,100	Ibiden Co., Ltd.	151,837

	LUXEMBOURG – 1.1%
34,147	Adecoagro S.A.*	264,981

	MALAYSIA – 2.4%
519,500	Media Prima Bhd	267,311
525,900	Supermax Corp. Bhd	325,469
		592,780
	MEXICO – 3.5%
1,165,200	Consorcio ARA S.A.B. de C.V.*	502,164
133,650	Grupo Simec S.A.B. de C.V.*	375,285
		877,449
	NORWAY – 1.0%
708,000	Vard Holdings Ltd.*	263,511

	PANAMA – 1.2%
10,961	Banco Latinoamericano de Comercio Exterior S.A. - Class E	305,483

	PHILIPPINES – 1.7%
3,631,900	Metro Pacific Investments Corp.	425,206

	ROMANIA – 1.4%
1,718,746	Fondul Proprietatea S.A.*	365,063

	SINGAPORE – 4.9%
462,900	Ascendas India Trust	292,563
16,484	China Yuchai International Ltd.	301,822
1,260,000	Golden Agri-Resources Ltd.	390,816
17,204	Kulicke & Soffa Industries, Inc.*	260,985
		1,246,186
	SOUTH AFRICA – 4.4%
135,778	Group Five Ltd.	307,352
43,577	Investec PLC	366,613
973,925	KAP Industrial Holdings Ltd.	424,027
		1,097,992
	SOUTH KOREA – 15.6%
43,386	Bixolon Co., Ltd.	428,464
42,472	DGB Financial Group, Inc.	407,312
18,067	Dongsuh Co., Inc.	382,084

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
1,692	Dongwon Industries Co., Ltd.	$500,163
3,633	Fila Korea Ltd.	363,765
5,230	Hankook Tire Worldwide Co., Ltd.	119,994
7,417	Samsung C&T Corp.	375,821
6,846	Samsung Card Co., Ltd.	237,953
3,209	Samsung SDI Co., Ltd.	374,461
18,728	SL Corp.	302,156
42,783	Tongyang Life Insurance	429,405
		3,921,578
	TAIWAN – 11.9%
36,993	Asustek Computer, Inc.	386,637
573,208	China Life Insurance Co., Ltd.	480,456
16,673	ChipMOS TECHNOLOGIES Bermuda Ltd.	391,315
404,600	King's Town Bank Co., Ltd.	427,005
201,302	Ruentex Industries Ltd.	436,390
176,371	Taiwan Fertilizer Co., Ltd.	307,280
478,214	Tong Yang Industry Co., Ltd.	562,656
		2,991,739
	THAILAND – 2.8%
72,000	Bangkok Bank PCL	418,562
716,900	Sri Trang Agro-Industry PCL	297,801
		716,363
	TURKEY – 3.1%
376,720	Turkiye Sinai Kalkinma Bankasi A.S.	312,965
157,824	Turkiye Sise ve Cam Fabrikalari A.S.	246,359
26,138	Yazicilar Holding A.S. - Class A	219,461
		778,785
	UNITED ARAB EMIRATES – 2.0%
58,783	Dragon Oil PLC	491,558

	UNITED STATES – 0.6%
62,280	APR Energy PLC	159,119

	TOTAL COMMON STOCKS (Cost $25,363,205)	23,563,525

	SHORT-TERM INVESTMENTS – 7.1%
1,789,874	Fidelity Institutional Money Market Fund, 0.07%[2]	1,789,874

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,789,874)	1,789,874

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

TOTAL INVESTMENTS – 100.6% (Cost $27,153,079)	$25,353,399
Liabilities in Excess of Other Assets – (0.6)%	(161,083)

TOTAL NET ASSETS – 100.0%	$25,192,316

PCL – Public Company Limited
PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.1%
	AUSTRALIA – 2.1%
20,219	GrainCorp Ltd. - Class A	$139,566
130,081	Orora Ltd.	214,074
		353,640
	AUSTRIA – 1.0%
3,503	BUWOG A.G.*	68,413
45,215	IMMOFINANZ A.G.*	103,315
		171,728
	BERMUDA – 0.7%
938	Enstar Group Ltd.*	126,602

	BRAZIL – 1.2%
36,500	BM&FBovespa S.A.	123,784
34,594	MRV Engenharia e Participacoes S.A.	89,504
		213,288
	CANADA – 0.2%
16,444	Genesis Land Development Corp.	39,081

	DENMARK – 0.4%
3,239	D/S Norden A/S	66,988

	FRANCE – 3.1%
953	Cie Generale des Etablissements Michelin	92,800
4,464	GDF Suez	98,999
3,617	Total S.A.	185,654
2,419	Vallourec S.A.	52,482
810	Wendel S.A.	90,772
		520,707
	GERMANY – 2.6%
3,539	Rheinmetall A.G.	153,137
4,945	Talanx A.G.	150,599
638	Volkswagen A.G.	142,323
		446,059
	HONG KONG – 3.2%
348,595	Dah Chong Hong Holdings Ltd.	204,131
231,000	WH Group Ltd.*, 1	131,109
57,500	Yue Yuen Industrial Holdings Ltd.	213,985
		549,225

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	IRELAND – 1.7%
2,375	Medtronic PLC	$169,575
5,014	Smurfit Kappa Group PLC	123,265
		292,840
	JAPAN – 11.1%
5,500	Arcs Co., Ltd.	113,321
4,300	Azbil Corp.	106,842
21,000	Chiyoda Corp.	161,740
24,000	Chugoku Marine Paints Ltd.	211,257
26,000	Denki Kagaku Kogyo KK	102,443
1,900	Hogy Medical Co., Ltd.	98,772
4,500	Ibiden Co., Ltd.	67,650
22,000	Mitsubishi UFJ Financial Group, Inc.	116,914
8,100	Mitsui & Co., Ltd.	103,071
4,000	MS&AD Insurance Group Holdings, Inc.	97,257
11,300	Ryosan Co., Ltd.	239,866
10,000	Star Micronics Co., Ltd.	124,932
2,100	Sumitomo Mitsui Financial Group, Inc.	70,469
2,400	Tokio Marine Holdings, Inc.	83,789
2,100	Toyota Industries Corp.	113,030
4,800	Unipres Corp.	83,500
		1,894,853
	LUXEMBOURG – 0.8%
14,184	ArcelorMittal	136,734

	NETHERLANDS – 2.5%
8,648	Delta Lloyd N.V.	163,385
2,630	Koninklijke DSM N.V.	139,490
4,291	Royal Dutch Shell PLC - A Shares	130,775
		433,650
	NORWAY – 1.8%
29,453	Austevoll Seafood A.S.A.	172,007
24,205	Petroleum Geo-Services A.S.A.	131,610
		303,617
	SINGAPORE – 0.8%
462,000	Golden Agri-Resources Ltd.	143,299

	SOUTH KOREA – 1.4%
828	Hyundai Motor Co.	127,250

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
928	Samsung SDI Co., Ltd.	$108,289
		235,539
	SWEDEN – 0.9%
8,724	Industrivarden A.B. - C Shares	155,378

	SWITZERLAND – 5.2%
5,339	Allied World Assurance Co. Holdings A.G.	206,459
900	Baloise Holding A.G.	117,151
5,000	GAM Holding A.G.*	88,361
1,341	Novartis A.G.	130,684
560	Syngenta A.G.	182,411
2,320	TE Connectivity Ltd.	154,025
		879,091
	TAIWAN – 1.4%
162,968	China Life Insurance Co., Ltd./Taiwan	136,598
47,744	Ruentex Industries Ltd.	103,501
		240,099
	UNITED KINGDOM – 5.5%
17,340	Bovis Homes Group PLC	216,472
24,145	CNH Industrial N.V.	183,802
15,000	HSBC Holdings PLC	137,244
7,638	Kennedy Wilson Europe Real Estate PLC	119,649
29,206	Kingfisher PLC	150,244
45,646	WM Morrison Supermarkets PLC	123,160
		930,571
	UNITED STATES – 50.5%
6,390	Ally Financial, Inc.*	119,557
5,840	American Capital Ltd.*	81,702
2,175	American Express Co.	175,501
3,630	American International Group, Inc.	177,398
2,170	Analogic Corp.	176,920
2,509	Bed Bath & Beyond, Inc.*	187,598
1,423	Berkshire Hathaway, Inc. - Class B*	204,784
206	Biglari Holdings, Inc.*	85,278
1,140	Capital One Financial Corp.	83,459
4,763	Capital Southwest Corp.	207,238
4,159	Carrizo Oil & Gas, Inc.*	187,571
5,992	CDW Corp.	205,286
1,834	Chevron Corp.	188,040
2,083	CIT Group, Inc.	91,277

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
5,641	CNO Financial Group, Inc.	$87,548
3,448	Comcast Corp. - Class A	183,244
7,803	Convergys Corp.	149,505
2,918	Core-Mark Holding Co., Inc.	194,572
3,196	CST Brands, Inc.	137,748
5,850	CSX Corp.	194,805
3,515	Delek U.S. Holdings, Inc.	108,438
28,843	Destination XL Group, Inc.*	146,522
2,712	Emerson Electric Co.	154,421
2,590	Encore Wire Corp.	79,332
5,670	FNF Group	199,017
1,660	Gilead Sciences, Inc.*	174,018
3,751	Gulfport Energy Corp.*	144,376
6,084	H&R Block, Inc.	208,559
3,604	H.B. Fuller Co.	148,305
3,790	Hawaiian Telcom Holdco, Inc.*	98,654
1,947	JM Smucker Co.	200,833
1,706	Johnson & Johnson	170,839
3,658	JPMorgan Chase & Co.	198,922
5,321	Loews Corp.	203,581
4,732	Microsoft Corp.	191,173
5,818	Mondelez International, Inc. - Class A	205,026
2,665	Motorola Solutions, Inc.	166,323
13,512	Northfield Bancorp, Inc.	194,573
3,190	Oshkosh Corp.	136,691
2,070	PepsiCo, Inc.	194,125
1,356	Pioneer Natural Resources Co.	204,119
1,858	Raytheon Co.	185,893
1,520	Rock-Tenn Co. - Class A	98,648
2,131	Ross Stores, Inc.	195,434
3,220	Tech Data Corp.*	183,862
3,839	TeleTech Holdings, Inc.*	84,688
1,320	Towers Watson & Co. - Class A	156,420
3,331	Tribune Media Co. - Class A*	196,163
3,339	U.S. Bancorp	139,937
1,670	Union Pacific Corp.	195,741
1,501	UnitedHealth Group, Inc.	159,481
725	W.W. Grainger, Inc.	170,984
310	White Mountains Insurance Group Ltd.	199,820
		8,613,949
	TOTAL COMMON STOCKS (Cost $16,542,142)	16,746,938

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 0.8%
140,757	Fidelity Institutional Money Market Fund, 0.07%[2]	$140,757

	TOTAL SHORT-TERM INVESTMENTS (Cost $140,757)	140,757

	TOTAL INVESTMENTS – 98.9% (Cost $16,682,899)	16,887,695
	Other Assets in Excess of Liabilities – 1.1%	180,965

	TOTAL NET ASSETS – 100.0%	$17,068,660

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.2%
	AUSTRALIA – 3.6%
2,970	GrainCorp Ltd. - Class A	$20,501
13,367	Orora Ltd.	21,998
		42,499
	AUSTRIA – 3.0%
1,081	BUWOG A.G.*	21,112
6,194	IMMOFINANZ A.G.*	14,153
		35,265
	BRAZIL – 2.9%
5,151	BM&FBovespa S.A.	17,469
6,564	MRV Engenharia e Participacoes S.A.	16,983
		34,452
	DENMARK – 1.6%
936	D/S Norden A/S	19,358

	FRANCE – 6.3%
206	Cie Generale des Etablissements Michelin	20,060
764	GDF Suez	16,943
308	Total S.A.	15,809
443	Vallourec S.A.	9,611
109	Wendel S.A.	12,215
		74,638
	GERMANY – 7.9%
657	DMG MORI SEIKI A.G.	21,519
355	Fresenius S.E. & Co. KGaA	20,318
402	Rheinmetall A.G.	17,395
547	Talanx A.G.	16,659
85	Volkswagen A.G.	18,962
		94,853
	HONG KONG – 5.1%
37,935	Dah Chong Hong Holdings Ltd.	22,214
32,500	WH Group Ltd.*, 1	18,446
5,346	Yue Yuen Industrial Holdings Ltd.	19,895
		60,555
	IRELAND – 2.1%
1,034	Smurfit Kappa Group PLC	25,420

	ITALY – 1.4%
1,328	Buzzi Unicem S.p.A.	16,302

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN – 19.7%
700	Azbil Corp.	$17,393
2,000	Chiyoda Corp.	15,404
2,000	Chugoku Marine Paints Ltd.	17,605
1,100	Ibiden Co., Ltd.	16,537
4,200	Mitsubishi UFJ Financial Group, Inc.	22,320
1,200	Mitsui & Co., Ltd.	15,270
600	MS&AD Insurance Group Holdings, Inc.	14,588
5,000	Nishi-Nippon City Bank Ltd.	16,237
300	Secom Co., Ltd.	17,414
2,400	SKY Perfect JSAT Holdings, Inc.	14,534
300	Sumitomo Mitsui Financial Group, Inc.	10,067
300	Tokio Marine Holdings, Inc.	10,473
300	Toyota Industries Corp.	16,147
900	Unipres Corp.	15,656
1,100	Yamaha Corp.	16,019
		235,664
	LUXEMBOURG – 1.1%
1,402	ArcelorMittal	13,515

	MEXICO – 1.2%
4,864	Grupo Simec S.A.B. de C.V.*	13,658

	NETHERLANDS – 4.2%
790	Delta Lloyd N.V.	14,925
302	Koninklijke DSM N.V.	16,018
627	Royal Dutch Shell PLC - A Shares	19,109
		50,052
	NORWAY – 3.4%
3,552	Austevoll Seafood A.S.A.	20,744
3,733	Petroleum Geo-Services A.S.A.	20,297
		41,041
	SINGAPORE – 1.5%
57,000	Golden Agri-Resources Ltd.	17,680

	SOUTH KOREA – 4.9%
142	Hyundai Motor Co.	21,823
329	Samsung C&T Corp.	16,671
175	Samsung SDI Co., Ltd.	20,421
		58,915

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWEDEN – 3.1%
1,059	Industrivarden A.B. - C Shares	$18,862
510	Investor A.B. - B Shares	18,558
		37,420
	SWITZERLAND – 8.3%
141	Baloise Holding A.G.	18,354
1,010	GAM Holding A.G.*	17,849
194	Novartis A.G.	18,906
57	Syngenta A.G.	18,567
75	Zurich Insurance Group A.G.*	24,868
		98,544
	THAILAND – 1.8%
3,700	Bangkok Bank PCL	21,509

	UNITED ARAB EMIRATES – 1.8%
2,608	Dragon Oil PLC	21,809

	UNITED KINGDOM – 11.3%
1,698	Bovis Homes Group PLC	21,198
2,180	CNH Industrial N.V.	16,595
2,162	HSBC Holdings PLC	19,781
1,007	Kennedy Wilson Europe Real Estate PLC	15,775
3,827	Kingfisher PLC	19,687
539	Unilever PLC - ADR	23,700
6,860	WM Morrison Supermarkets PLC	18,509
		135,245
	TOTAL COMMON STOCKS (Cost $1,208,630)	1,148,394

	SHORT-TERM INVESTMENTS – 5.3%
63,452	Fidelity Institutional Money Market Fund, 0.07%[2]	63,452

	TOTAL SHORT-TERM INVESTMENTS (Cost $63,452)	63,452

	TOTAL INVESTMENTS – 101.5% (Cost $1,272,082)	1,211,846
	Liabilities in Excess of Other Assets – (1.5)%	(17,472)

	TOTAL NET ASSETS – 100.0%	$1,194,374

ADR – American Depositary Receipt
PCL – Public Company Limited
PLC – Public Limited Company

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.1%
	AUSTRALIA – 4.0%
1,078,417	Decmil Group Ltd.	$1,046,430
304,929	GrainCorp Ltd. - Class A	2,104,829
1,471,515	Orora Ltd.	2,421,670
		5,572,929
	AUSTRIA – 2.2%
93,916	BUWOG A.G. *	1,834,174
550,843	IMMOFINANZ A.G.*	1,258,661
		3,092,835
	BELGIUM – 2.2%
13,561	Befimmo S.A. - REIT	1,035,098
21,444	Cie d'Entreprises CFE	2,041,796
		3,076,894
	BERMUDA – 2.3%
309,899	Catlin Group Ltd.	3,250,322

	BRAZIL – 1.2%
633,597	MRV Engenharia e Participacoes S.A.	1,639,281

	CANADA – 0.5%
323,771	Genesis Land Development Corp.	769,488

	DENMARK – 1.0%
66,975	D/S Norden A/S	1,385,154

	FRANCE – 3.2%
57,767	Saft Groupe S.A.	1,842,526
40,009	Vallourec S.A.	868,032
15,733	Wendel S.A.	1,763,097
		4,473,655
	GERMANY – 4.7%
52,683	DMG MORI SEIKI A.G.	1,725,574
63,979	Rheinmetall A.G.	2,768,462
69,631	Talanx A.G.	2,120,598
		6,614,634
	HONG KONG – 6.3%
4,595,752	Asian Citrus Holdings Ltd.*	492,044
4,159,988	Dah Chong Hong Holdings Ltd.	2,436,010
5,503,993	Emperor Entertainment Hotel Ltd.	1,299,267
5,403,083	Emperor International Holdings Ltd.	1,224,429
10,620,846	REXLot Holdings Ltd.	829,413

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HONG KONG (Continued)
686,387	Yue Yuen Industrial Holdings Ltd.	$2,554,373
		8,835,536
	IRELAND – 3.8%
500,539	Beazley PLC	2,168,701
128,818	Smurfit Kappa Group PLC	3,166,870
		5,335,571
	ITALY – 1.2%
134,893	Buzzi Unicem S.p.A.	1,655,937

	JAPAN – 27.2%
429,000	Aozora Bank Ltd.	1,561,209
87,650	Arcs Co., Ltd.	1,805,918
73,800	Azbil Corp.	1,833,702
247,000	Bank of Yokohama Ltd.	1,332,779
186,150	Chiyoda Corp.	1,433,709
312,250	Chugoku Marine Paints Ltd.	2,748,539
93,800	Daiseki Co., Ltd.	1,590,475
565,000	Denki Kagaku Kogyo KK	2,226,165
25,400	Hogy Medical Co., Ltd.	1,320,424
51,200	Horiba Ltd.	1,667,655
97,300	Ibiden Co., Ltd.	1,462,746
40,700	Japan Petroleum Exploration Co., Ltd.	1,236,031
75,800	Maruichi Steel Tube Ltd.	1,792,423
41,933	Matsumotokiyoshi Holdings Co., Ltd.	1,381,920
308,000	Nippon Electric Glass Co., Ltd.	1,589,598
793,000	Nishi-Nippon City Bank Ltd.	2,575,155
86,665	Ryosan Co., Ltd.	1,839,642
271,000	Shindengen Electric Manufacturing Co., Ltd.	1,453,488
179,200	Shinko Plantech Co., Ltd.	1,338,909
398,285	SKY Perfect JSAT Holdings, Inc.	2,411,966
123,200	Star Micronics Co., Ltd.	1,539,168
14,000	Takuma Co., Ltd.	99,549
122,200	Unipres Corp.	2,125,769
		38,366,939
	LUXEMBOURG – 1.3%
70,136	APERAM S.A.*	1,820,612

	MEXICO – 0.8%
427,964	Grupo Simec S.A.B. de C.V.*	1,201,708

	NETHERLANDS – 3.7%
165,461	Delta Lloyd N.V.	3,126,016

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	NETHERLANDS (Continued)
39,863	Koninklijke DSM N.V.	$2,114,262
		5,240,278
	NORWAY – 4.9%
59,049	Aker A.S.A.	1,261,200
463,344	Austevoll Seafood A.S.A.	2,705,950
273,315	Petroleum Geo-Services A.S.A.	1,486,094
3,854,586	Vard Holdings Ltd.*	1,434,642
		6,887,886
	PANAMA – 1.0%
52,712	Banco Latinoamericano de Comercio Exterior S.A. - Class E	1,469,084

	SINGAPORE – 1.2%
5,336,000	Golden Agri-Resources Ltd.	1,655,075

	SOUTH AFRICA – 1.9%
314,954	Investec PLC	2,646,392

	SOUTH KOREA – 5.3%
64,475	DGB Financial Group, Inc.	618,324
10,361	Dongwon Industries Co., Ltd.	3,062,758
32,700	Samsung Card Co., Ltd.	1,136,585
22,697	Samsung SDI Co., Ltd.	2,648,532
		7,466,199
	SPAIN – 0.7%
60,333	Ebro Foods S.A.	1,026,554

	SWEDEN – 2.2%
92,449	Granges A.B.*	709,496
132,678	Industrivarden A.B. - C Shares	2,363,056
		3,072,552
	SWITZERLAND – 5.5%
17,137	Baloise Holding A.G.	2,230,677
132,268	GAM Holding A.G. *	2,337,464
43,537	Pargesa Holding S.A.	3,145,698
		7,713,839
	UNITED KINGDOM – 6.8%
182,707	Bovis Homes Group PLC	2,280,907
477,827	Colt Group S.A.*	952,199
42,433	Greggs PLC	524,120
105,676	Kennedy Wilson Europe Real Estate PLC	1,655,415
257,281	N Brown Group PLC	1,666,998

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
927,423	WM Morrison Supermarkets PLC	$2,502,324
		9,581,963
	TOTAL COMMON STOCKS (Cost $135,391,890)	133,851,317

	SHORT-TERM INVESTMENTS – 5.5%
7,773,650	Fidelity Institutional Money Market Fund, 0.07%[1]	7,773,650

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,773,650)	7,773,650

	TOTAL INVESTMENTS – 100.6% (Cost $143,165,540)	141,624,967
	Liabilities in Excess of Other Assets – (0.6)%	(826,099)

	TOTAL NET ASSETS – 100.0%	$140,798,868

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Small Company Opportunities Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 86.2%
	COMMUNICATIONS – 4.0%
850	Atlantic Tele-Network, Inc.	$56,466
4,740	Hawaiian Telcom Holdco, Inc.*	123,382
		179,848
	CONSUMER DISCRETIONARY – 10.6%
8,240	ARC Document Solutions, Inc.*	75,561
376	Biglari Holdings, Inc.*	155,653
26,206	Destination XL Group, Inc.*	133,126
7,200	Tropicana Entertainment, Inc.*	118,800
		483,140
	CONSUMER STAPLES – 4.4%
1,690	Core-Mark Holding Co., Inc.	112,689
1,990	CST Brands, Inc.	85,769
		198,458
	ENERGY – 7.5%
1,080	Clayton Williams Energy, Inc.*	60,372
3,890	Delek U.S. Holdings, Inc.	120,007
3,217	Sunoco LP	161,300
		341,679
	FINANCIALS – 27.4%
2,450	Alexander & Baldwin, Inc.	93,737
3,680	Capital Southwest Corp.	160,117
8,250	Clifton Bancorp, Inc.	109,395
2,514	Consolidated-Tomoka Land Co.	137,139
7,820	Gramercy Property Trust, Inc. - REIT	54,114
7,150	KCG Holdings, Inc. - Class A*	87,444
4,435	Kennedy-Wilson Holdings, Inc.	117,927
5,190	Medallion Financial Corp.	49,201
1,080	Navigators Group, Inc.*	80,158
6,090	Northfield Bancorp, Inc.	87,696
3,630	State Bank Financial Corp.	66,284
6,030	Symetra Financial Corp.	122,469
9,850	Trade Street Residential, Inc. - REIT	78,406
		1,244,087
	HEALTH CARE – 7.0%
2,310	Addus HomeCare Corp.*	51,236
1,660	Analogic Corp.	135,340
10,250	Independence Holding Co.	130,277
		316,853
	INDUSTRIALS – 1.8%
6,320	Stoneridge, Inc.*	79,758

Advisory Research Small Company Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MATERIALS – 21.3%
3,490	H.B. Fuller Co.	$143,613
5,130	Horsehead Holding Corp.*	68,947
2,340	Innophos Holdings, Inc.	139,324
2,630	Innospec, Inc.	103,806
5,250	Intrepid Potash, Inc.*	69,878
5,080	LSB Industries, Inc.*	158,699
5,070	Lydall, Inc.*	139,679
3,490	Owens Corning	139,774
		963,720
	TECHNOLOGY – 2.2%
4,580	TeleTech Holdings, Inc.*	101,035

	TOTAL COMMON STOCKS (Cost $3,688,657)	3,908,578

	SHORT-TERM INVESTMENTS – 2.5%
112,479	Fidelity Institutional Money Market Fund, 0.07%[1]	112,479

	TOTAL SHORT-TERM INVESTMENTS (Cost $112,479)	112,479

	TOTAL INVESTMENTS – 88.7% (Cost $3,801,136)	4,021,057
	Other Assets in Excess of Liabilities – 11.3%	511,898

	TOTAL NET ASSETS – 100.0%	$4,532,955

LP – Limited Partnership
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 5.8%
	COMMUNICATIONS – 1.1%
10,670	BCE, Inc.	$490,286
9,820	Verizon Communications, Inc.	448,872
		939,158
	CONSUMER DISCRETIONARY – 0.5%
3,410	Cracker Barrel Old Country Store, Inc.	458,679

	CONSUMER STAPLES – 1.1%
9,200	Altria Group, Inc.	488,520
7,700	Kraft Foods Group, Inc.	503,118
		991,638
	ENERGY – 1.0%
7,430	ConocoPhillips	467,942
5,970	Royal Dutch Shell PLC – ADR – Class B	382,020
		849,962
	FINANCIALS – 1.7%
13,400	Blackstone Group LP	500,356
9,680	Oaktree Capital Group LLC	536,272
6,400	Ventas, Inc. - REIT	510,784
		1,547,412
	HEALTH CARE – 0.4%
9,080	GlaxoSmithKline PLC - ADR	399,520

	TOTAL COMMON STOCKS (Cost $4,423,619)	5,186,369

Principal Amount

	CORPORATE BONDS – 56.3%
	COMMUNICATIONS – 1.5%
$1,200,000	CenturyLink, Inc. 6.450%, 6/15/2021	1,299,000

	CONSUMER DISCRETIONARY – 3.3%
950,000	L Brands, Inc. 5.625%, 2/15/2022	1,030,750
1,460,000	Stanley Black & Decker, Inc. 5.750%, 12/15/2053[1,2]	1,583,370
330,000	Vail Resorts, Inc. 6.500%, 5/1/2019[1]	341,946
		2,956,066
	CONSUMER STAPLES – 1.7%
1,525,000	CST Brands, Inc. 5.000%, 5/1/2023[1]	1,547,875

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY – 5.2%
$750,000	Frontier Oil Corp. 6.875%, 11/15/2018[1]	$773,438
1,100,000	QEP Resources, Inc. 6.800%, 4/1/2018	1,144,000
	Range Resources Corp.
700,000	6.750%, 8/1/2020[1]	728,000
500,000	5.750%, 6/1/2021[1]	512,500
1,450,000	SEACOR Holdings, Inc. 7.375%, 10/1/2019	1,497,125
		4,655,063
	FINANCIALS – 37.9%
2,200,000	Allstate Corp. 5.750%, 8/15/2053[1,2]	2,338,875
2,860,000	American Express Co. 5.200%, N/A1, 2, 4	2,900,363
2,750,000	Bank of America Corp. 8.000%, 7/29/2049[1,2]	2,943,875
1,500,000	Catlin Insurance Co., Ltd. 7.249%, N/A1, 2, 4, 5	1,488,750
950,000	Charles Schwab Corp. 7.000%, N/A1, 2, 4	1,109,220
1,500,000	CIT Group, Inc. 5.000%, 8/1/2023	1,578,750
955,000	Citigroup, Inc. 5.950%, N/A1, 2, 4	953,806
3,150,000	General Electric Capital Corp. 7.125%, 12/29/2049[1,2]	3,665,812
2,000,000	Goldman Sachs Group, Inc. 5.700%, 12/29/2049[1,2]	2,049,374
1,150,000	Hartford Financial Services Group, Inc. 8.125%, 6/15/2038[1,2]	1,299,500
2,700,000	JPMorgan Chase & Co. 7.900%, 4/29/2049[1,2]	2,901,658
1,435,000	Leucadia National Corp. 5.500%, 10/18/2023[1]	1,489,178
2,100,000	M&T Bank Corp. 6.450%, N/A1, 2, 4	2,257,500
1,150,000	Navient Corp. 8.450%, 6/15/2018	1,300,202
1,200,000	Prudential Financial, Inc. 8.875%, 6/15/2038[1,2]	1,401,000
1,400,000	SunTrust Banks, Inc. 5.625%, N/A1, 2, 4	1,426,250

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$1,625,000	Wells Fargo & Co. 7.980%, 3/29/2049[1,2]	$1,783,438
620,000	Weyerhaeuser Co. 7.950%, 3/15/2025	822,161
		33,709,712
	MATERIALS – 4.2%
950,000	Alcoa, Inc. 5.400%, 4/15/2021[1]	1,054,118
1,125,000	ArcelorMittal 6.125%, 6/1/2018	1,195,313
1,450,000	Ball Corp. 5.750%, 5/15/2021[1]	1,517,062
		3,766,493
	UTILITIES – 2.5%
1,955,000	Southern California Edison Co. 6.250%, 8/29/2049[1,2]	2,177,381

	TOTAL CORPORATE BONDS (Cost $49,453,887)	50,111,590

Number of Shares

	MUTUAL FUNDS – 1.1%
62,050	PIMCO Corporate & Income Strategy Fund	954,949

	TOTAL MUTUAL FUNDS (Cost $939,800)	954,949

	PREFERRED STOCKS – 32.2%
	COMMUNICATIONS – 2.0%
	Telephone & Data Systems, Inc.
20,000	6.875%, 11/15/2015[1]	506,400
50,400	7.000%, 3/15/2016[1]	1,277,640
		1,784,040
	FINANCIALS – 28.9%
	Affiliated Managers Group, Inc.
40,000	5.250%, 10/15/2015[1]	1,032,800
40,000	6.375%, 8/15/2017[1]	1,054,000
8,000	Alexandria Real Estate Equities, Inc. 6.450%, 3/15/2017[1]	209,440
20,000	Ally Financial, Inc. 8.500%, N/A1, 2, 4	527,600
	American Financial Group, Inc.
37,550	6.375%, 6/12/2017[1]	1,012,723

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	FINANCIALS (Continued)
7,000	7.000%, 9/30/2050[1]	$185,920
29,000	Associated Banc-Corp 8.000%, 9/15/2016[1]	780,100
20,000	Charles Schwab Corp. 6.000%, 9/1/2017[1]	536,400
30,000	Citigroup Capital XIII 7.875%, 10/30/2015[1,2]	793,500
52,000	Citigroup, Inc. 6.875%, 2/12/2019[1]	1,372,800
35,000	Discover Financial Services 6.500%, 12/1/2017[1]	921,550
20,000	Fifth Third Bancorp 6.625%, 12/31/2023[1,2]	551,400
20,000	GMAC Capital Trust I 8.125%, 2/15/2016[1,2]	526,000
21,500	Goldman Sachs Group, Inc. 6.500%, 11/1/2016[1]	574,695
8,342	Hartford Financial Services Group, Inc. 7.875%, 4/15/2022[1,2]	254,348
55,000	HSBC USA, Inc. 6.500%, N/A1, 4	1,390,400
10,000	MetLife, Inc. 6.500%, N/A1, 4	260,900
20,000	Morgan Stanley 6.375%, N/A1, 2, 4	518,200
60,000	Morgan Stanley Capital Trust IV 6.250%, 4/1/2033[1]	1,531,200
25,000	Morgan Stanley Capital Trust VI 6.600%, 2/1/2046[1]	640,250
	Navient Corp.
20,000	3.664%, 3/15/2017 [2]	487,600
10,000	3.714%, 1/16/2018 [2]	242,300
30,000	PNC Financial Services Group, Inc. 6.125%, 5/1/2022[1,2]	837,900
13,213	Post Properties, Inc. 8.500%, 10/1/2026[1]	883,818
41,000	PS Business Parks, Inc. 6.875%, 10/15/2015[1]	1,059,850
	Public Storage
10,000	6.500%, 4/14/2016[1]	270,900
39,000	6.875%, 4/15/2015[1]	1,009,320
50,000	Raymond James Financial, Inc. 6.900%, 3/15/2017[1]	1,372,000

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	FINANCIALS (Continued)
60,000	U.S. Bancorp 6.000%, 4/15/2017[1,2]	$1,629,600
45,993	Vornado Realty Trust 6.875%, 4/20/2016[1]	1,247,330
40,000	Wells Fargo & Co. 8.000%, 12/15/2017[1]	1,173,600
30,000	Zions Bancorporation 6.950%, 9/15/2023[1,2]	804,000
		25,692,444
	MATERIALS – 1.3%
45,000	CHS, Inc. 7.100%, 3/31/2024[1,2]	1,176,750

	TOTAL PREFERRED STOCKS (Cost $27,017,136)	28,653,234

	SHORT-TERM INVESTMENTS – 3.8%
3,359,931	Fidelity Institutional Money Market Fund, 0.07%[3]	3,359,931

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,359,931)	3,359,931

	TOTAL INVESTMENTS – 99.2% (Cost $85,194,373)	88,266,073
	Other Assets in Excess of Liabilities – 0.8%	672,875

	TOTAL NET ASSETS – 100.0%	$88,938,948

ADR – American Depositary Receipt
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

[1]	Callable.
[2]	Variable, floating or step rate security.
[3]	The rate is the annualized seven-day yield at period end.
[4]	Perpetual security. Maturity date is not applicable.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

See accompanying Notes to Schedule of Investments.

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2015 (Unaudited)

Note 1 – Organization
Advisory Research All Cap Value Fund (the “All Cap Value Fund”), Advisory Research Emerging Markets Opportunities Fund (the “Emerging Markets Opportunities Fund”), Advisory Research Global Value Fund (the “Global Value Fund”), Advisory Research International All Cap Value Fund (the “International All Cap Value Fund”), Advisory Research International Small Cap Value Fund (the “International Small Cap Value Fund”), Advisory Research Small Company Opportunities Fund (the “Small Company Opportunities Fund”) and Advisory Research Strategic Income Fund (the “Strategic Income Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The All Cap Value Fund, Global Value Fund, International Small Cap Value Fund and Strategic Income Fund are diversified funds.  The Emerging Markets Opportunities Fund, International All Cap Value Fund and Small Company Opportunities Fund are non-diversified funds.  The All Cap Value Fund, Emerging Markets Opportunities Fund, Global Value Fund, International All Cap Value Fund, International Small Cap Value Fund and Small Company Opportunities Fund’s primary investment objective is to provide long-term capital appreciation.  The Strategic Income Fund’s primary investment objective is to seek high current income and long term capital appreciation.  The All Cap Value Fund commenced investment operations on November 16, 2009, the Emerging Markets Opportunities Fund commenced investment operations on November 1, 2013, the Global Value Fund commenced investment operations on July 30, 2010, the International All Cap Value Fund commenced investment operations on May 2, 2011, the International Small Cap Value Fund commenced investment operations on March 31, 2010, the Small Company Opportunities Fund commenced investment operations on November 1, 2013 and the Strategic Income Fund commenced investment operations on December 31, 2012. Each of the Funds is authorized to issue a single class of shares except for the International Small Cap Value Fund. The International Small Cap Value Fund is authorized to issue two classes of shares: Investor Class shares and Class I shares. Class I shares of the International Small Cap Value Fund commenced operations on December 31, 2013.

The shares of each class represent an interest in the same portfolio of investments of the International Small Cap Value Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2015 (Unaudited)

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service.  The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Funds calculate the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes
At January 31, 2015, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2015 (Unaudited)

	All Cap Value Fund	Emerging Markets Opportunities Fund	Global Value Fund	International All Cap Value Fund
Cost of Investments	$42,469,830	$26,796,141	$16,697,651	$1,273,949

Gross Unrealized Appreciation	$11,144,710	$1,073,415	$1,545,746	$80,406
Gross Unrealized Depreciation	(1,532,898)	(2,909,351)	(1,355,702)	(142,509)
Net Unrealized Appreciation/(Depreciation)	$9,611,812	$(1,835,936)	$190,044	$(62,103)

	International Small Cap Value Fund	Small Company Opportunities Fund	Strategic Income Fund
Cost of Investments	$143,189,098	$3,811,734	$85,194,373

Gross Unrealized Appreciation	$13,895,405	$344,508	$3,703,975
Gross Unrealized Depreciation	(15,459,536)	(135,185)	(632,275)
Net Unrealized Appreciation/(Depreciation)	$(1,564,131)	$209,323	$3,071,700

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2015 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of January 31, 2015, in valuing the Funds’ assets carried at fair value:

All Cap Value Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$50,196,856	$-	$-	$50,196,856
Short-Term Investments	1,884,786	-	-	1,884,786
Total Investments	$52,081,642	$-	$-	$52,081,642

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Emerging Markets Opportunities Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Communications	$-	$267,311	$-	$267,311
Consumer Discretionary	2,244,121	3,557,847	-	5,801,968
Consumer Staples	606,813	1,273,063	-	1,879,876
Energy	348,604	856,621	-	1,205,225
Financials	1,928,751	4,917,846	-	6,846,597
Health Care	789,384	436,390	-	1,225,774
Industrials	609,174	794,577	-	1,403,751
Materials	820,800	1,293,030	-	2,113,830
Technology	1,080,764	1,154,104	-	2,234,868
Utilities	-	584,325	-	584,325
Total Common Stocks	8,428,411	15,135,114	-	23,563,525
Short-Term Investments	1,789,874	-	-	1,789,874
Total Investments	$10,218,285	$15,135,114	$-	$25,353,399

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2015 (Unaudited)

Global Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Communications	$478,061	$-	$-	$478,061
Consumer Discretionary	1,416,739	1,463,163	-	2,879,902
Consumer Staples	1,063,413	691,353	-	1,754,766
Energy	832,544	448,039	-	1,280,583
Financials	2,940,808	1,488,873	-	4,429,681
Health Care	850,833	332,957	-	1,183,790
Industrials	1,192,560	644,304	-	1,836,864
Materials	463,019	1,128,493	-	1,591,512
Technology	796,975	415,805	-	1,212,780
Utilities	-	98,999	-	98,999
Total Common Stocks	10,034,952	6,711,986	-	16,746,938
Short-Term Investments	140,757	-	-	140,757
Total Investments	$10,175,709	$6,711,986	$-	$16,887,695

International All Cap Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Communications	$-	$14,534	$-	$14,534
Consumer Discretionary	19,895	235,773	-	255,668
Consumer Staples	42,146	77,434	-	119,580
Energy	-	77,024	-	77,024
Financials	33,244	280,315	-	313,559
Health Care	-	39,224	-	39,224
Industrials	-	90,269	-	90,269
Materials	27,173	157,462	-	184,635
Technology	-	36,958	-	36,958
Utilities	-	16,943	-	16,943
Total Common Stocks	122,458	1,025,936	-	1,148,394
Short-Term Investments	63,452	-	-	63,452
Total Investments	$185,910	$1,025,936	$-	$1,211,846

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2015 (Unaudited)

International Small Cap Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Communications	$952,199	$2,411,966	$-	$3,364,165
Consumer Discretionary	4,623,128	15,509,937	-	20,133,065
Consumer Staples	492,044	16,769,448	-	17,261,492
Energy	-	4,564,651	-	4,564,651
Financials	3,124,499	34,080,840	-	37,205,339
Health Care	-	1,320,424	-	1,320,424
Industrials	99,549	15,446,739	-	15,546,288
Materials	1,911,204	21,960,208	-	23,871,412
Technology	-	8,994,006	-	8,994,006
Utilities	-	1,590,475	-	1,590,475
Total Common Stocks	11,202,623	122,648,694	-	133,851,317
Short-Term Investments	7,773,650	-	-	7,773,650
Total Investments	$18,976,273	$122,648,694	$-	$141,624,967

*	In accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities, as measured by the S&P 500 Index. In this circumstance, $15,135,114, $6,711,986, $1,025,936 and $122,648,694 of investment securities from Emerging Markets Opportunities Fund, Global Value Fund, International All Cap Value Fund and International Small Cap Value Fund, respectively, were classified as Level 2.
**	The Funds did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. As of January 31, 2015, certain securities of the Emerging Markets Opportunities Fund, the Global Value Fund, the International All Cap Value Fund and the International Small Cap Value Fund transferred Levels due to the Funds performing a fair value adjustment.

Small Company Opportunities Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$3,908,578	$-	$-	$3,908,578
Short-Term Investments	112,479	-	-	112,479
Total Investments	$4,021,057	$-	$-	$4,021,057

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2015 (Unaudited)

Strategic Income Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1]	$5,186,369	$-	$-	$5,186,369
Corporate Bonds[1]	-	50,111,590	-	50,111,590
Mutual Funds	954,949	-	-	954,949
Preferred Stocks[1]	28,653,234	-	-	28,653,234
Total	34,794,552	50,111,590	-	84,906,142
Short-Term Investments	3,359,931	-	-	3,359,931
Total Investments	$38,154,483	$50,111,590	$-	$88,266,073

[1]	For a detailed break-out of common stocks, corporate bonds and preferred stocks by major industry classification, please refer to the Schedule of Investments.

*	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	4/1/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	4/1/15

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	4/1/15